Capital Stock (Detail)	Mar. 31, 2013	Dec. 31, 2012
Summary of shares of common stock reserved for future issuance
Shares of common stock reserved for future issuance net	85,593,485	82,845,312
Options Outstanding
Summary of shares of common stock reserved for future issuance
Shares of common stock reserved for future issuance net	22,676,193	23,377,132
Options available for future grant
Summary of shares of common stock reserved for future issuance
Shares of common stock reserved for future issuance net	17,050,980	16,994,980
Convertible Preferred Stock
Summary of shares of common stock reserved for future issuance
Shares of common stock reserved for future issuance net	36,403,812	38,973,200
Warrants
Summary of shares of common stock reserved for future issuance
Shares of common stock reserved for future issuance net	9,462,500	3,500,000